Accounts Receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable
8.	ACCOUNTS RECEIVABLE

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Accounts receivable	14,024	13,621	1,866
Allowance for credit losses	(3,176)	(3,517)	(482)

	10,848	10,104	1,384

The movements in the allowance for credit losses were as follows:

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	2,069	2,554	3,176	435
Amounts charged to expenses	555	669	404	56
Amounts written off	(70)	(47)	(63)	(9)

Balance as of December 31	2,554	3,176	3,517	482